Income Taxes - Schedule of Difference between Provision and U.S. Statutory Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, inclusive of equity in loss of affiliate	$ (346)	$ 358
Taxes at the U.S. federal statutory income tax rate	(121)	125
Effect of foreign operations	(19)	(2)
Tax impact of partnership structure	171	0
Tax impact of dispositions	0	1
Nondeductible goodwill	0	0
Change in valuation allowances	169	28
Tax Cuts and Jobs Act enactment	(132)	0
Other - net	(23)	21
Provision for income taxes	$ 45	$ 173
Actual income tax rate	(13.00%)	48.30%